Share Capital and Reserves (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended						2 Months Ended	12 Months Ended
	Mar. 31, 2023 ₪ / shares	Mar. 31, 2023 USD ($)	Nov. 30, 2021 ₪ / shares	Nov. 30, 2021 USD ($)	Apr. 30, 2021 ₪ / shares	Apr. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
General and administrative expenses								$ 84,715	$ 99,936	$ 75,727
Share repurchase and cancelled | shares								1,128,000	0
Share Repurchase Plan [Member]
Disclosure of classes of share capital [line items]
Share repurchase and cancelled | shares								1,100,000
Accumulated profit On repurchased shares								$ 28
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								7,259	8,037
Shares Issuance Price Per Share | $ / shares								$ 31.62	$ 47.22
Percentage Of Total Issued Shares Excluding Treasury Shares Of Kenon								3.00%
Fair value of the shares granted								$ 229	$ 267	234
General and administrative expenses								$ 296	$ 292	$ 258
Capital reduction							$ 552,000
Capital distribution aggregate amount per share | $ / shares							$ 10.25
Board of Director [Member]
Disclosure of classes of share capital [line items]
Cash dividend per share | ₪ / shares	₪ 2.79		₪ 3.5		₪ 1.86
Dividends paid		$ 150,000		$ 189,000		$ 100,000